Financial Assets and Liabilities Measured at Fair Value - Additional Information (Detail)	12 Months Ended
Dec. 31, 2018 EUR (€)
Disclosure of information on income statement [line items]
Transfers between the different levels of the fair value hierarchy	€ 0
Sanofi Pasteur MSD [member] | Contingent consideration relating to divestments [member]
Disclosure of information on income statement [line items]
Financial assets measured at fair value	373,000,000
Sanofi Pasteur MSD [member] | Other contingent consideration arising from business combinations [member]
Disclosure of information on income statement [line items]
Financial liabilities measured at fair value	€ 410,000,000